Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note 17.     Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2021	2020
Machinery & equipment	3,940	3,925
Office equipment and furniture	3,239	2,900
Computer equipment and licences	2,208	1,171
Total property, plant and equipment gross	9,387	7,996

Accumulated depreciation for:
Machinery & equipment	(3,685)	(3,290)
Office equipment and furniture	(2,948)	(2,573)
Computer equipment and licences	(2,167)	(1,133)
Total accumulated depreciation	(8,800)	(6,996)
Total property, plant and equipment, net	587	1,000
Depreciation charge for the year ended December 31,	513	988

The depreciation charge from continuing operations for the year 2019 was USD 821,466.

In 2021, WISeKey did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, WISeKey did not record any impairment charge on Property, plant and equipment in the year 2021.

The useful economic life of property plant and equipment is as follow:

•	Office equipment and furniture:	2 to 5 years

•	Production masks	5 years

•	Production tools	3 years

•	Licenses	3 years

•	Software	1 year